UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

# MFS® International New Discovery Fund

6/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace – 0.3%
Meggitt PLC	1,837,786	$4,792,281

Airlines – 2.0%
Arriva PLC	548,050	$3,660,707
Cathay Pacific Airways Ltd.	5,678,000	7,824,600
Copa Holdings S.A., “A”	533,880	21,792,982
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	81,820	3,190,980

		$36,469,269

Alcoholic Beverages – 1.7%
Companhia de Bebidas das Americas, ADR	118,403	$7,676,066
Davide Campari-Milano S.p.A.	483,917	3,872,913
Foster’s Group Ltd.	1,491,365	6,188,971
Heineken N.V.	115,700	4,291,470
Pernod Ricard S.A.	150,430	9,468,949

		$31,498,369

Apparel Manufacturers – 1.8%
Billabong International Ltd.	568,848	$3,997,525
Burberry Group PLC	921,690	6,414,221
Compagnie Financiere Richemont S.A.	172,627	3,587,426
Li & Fung Ltd.	3,125,000	8,387,043
Stella International Holdings Ltd.	6,101,500	9,841,066

		$32,227,281

Automotive – 0.8%
Hyundai Mobis	93,135	$8,119,946
PT Astra International Tbk.	2,721,000	6,332,217

		$14,452,163

Biotechnology – 0.6%
Actelion Ltd. (a)	127,884	$6,691,091
Lonza Group AG	44,248	4,394,054

		$11,085,145

Broadcasting – 0.7%
Grupo Televisa S.A., ADR	411,290	$6,991,930
WPP Group PLC	954,872	6,334,878

		$13,326,808

Brokerage & Asset Managers – 3.8%
Aberdeen Asset Management PLC	1,474,200	$3,007,439
Bolsa Mexicana de Valores S.A. de C.V.	4,781,400	4,375,363
Daiwa Securities Group, Inc.	1,552,000	9,173,012
Deutsche Boerse AG	91,300	7,080,274
Hong Kong Exchanges & Clearing Ltd.	530,500	8,230,413
ICAP PLC	640,164	4,749,922
IG Group Holdings PLC	3,669,255	16,917,735
Julius Baer Holding Ltd.	126,423	4,907,756
Octaviar Ltd. (a)	244,515	0
Rathbone Brothers PLC	641,435	8,653,369
Van Lanschot N.V.	48,159	2,533,494

		$69,628,777

Business Services – 6.3%
Amadeus Fire AG (h)	263,777	$3,881,715
Bunzl PLC	2,491,376	20,596,529
Capgemini	93,879	3,455,760
Companhia Brasileira De Meios De Pagamento	542,540	4,665,373
CTS Eventim AG	168,850	6,838,472
Electrocomponents PLC	1,130,717	2,618,310

1

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Infosys Technology Ltd.	285,490	$10,561,564
Intertek Group PLC	1,238,539	21,252,631
JFE Shoji Holdings, Inc.	469,951	1,732,906
Kloeckner & Co. AG	182,625	3,878,800
Kroton Educacional S.A., IEU	297,900	2,006,777
Nomura Research Institute Ltd.	600,000	13,310,454
Sodexo	216,434	11,109,618
TAKKT AG	357,368	3,805,123
USS Co. Ltd.	99,820	5,121,661

		$114,835,693

Chemicals – 2.1%
Makhteshim-Agan Industries Ltd.	1,188,970	$5,861,495
Nufarm Ltd.	1,007,505	7,413,641
Orica Ltd.	412,180	7,175,456
Syngenta AG	57,898	13,441,416
Victrex PLC	372,623	3,448,346

		$37,340,354

Computer Software – 1.3%
OBIC Co. Ltd.	116,070	$18,815,329
Totvs S.A.	131,400	4,482,822

		$23,298,151

Computer Software - Systems – 4.5%
Acer, Inc.	3,933,000	$6,808,414
Fujitsu Ltd.	1,707,000	9,249,783
Hon Hai Precision Industry Co. Ltd.	1,641,050	5,051,455
Konica Minolta Holdings, Inc.	3,073,000	31,930,951
Ricoh Co. Ltd.	721,000	9,235,815
Venture Corp. Ltd.	3,219,000	15,449,022
Wincor Nixdorf AG	58,964	3,298,780

		$81,024,220

Conglomerates – 1.5%
DCC PLC	163,856	$3,379,021
First Pacific Co. Ltd.	6,780,000	3,916,985
Keppel Corp. NPV	3,386,000	16,075,566
Smiths Group PLC	262,605	3,030,745

		$26,402,317

Construction – 1.9%
Anhui Conch Cement Co. Ltd.	1,412,000	$8,836,330
Corporacion Moctezuma S.A. de C.V.	1,415,100	2,654,337
CRH PLC	117,216	2,680,314
Duratex S.A., IPS	691,200	7,658,052
Geberit AG	64,177	7,891,075
Sare Holding S.A. de C.V., “B”	5,956,667	1,804,879
Wienerberger AG	173,764	2,152,443

		$33,677,430

Consumer Goods & Services – 6.0%
Avon Products, Inc.	229,120	$5,906,714
Beiersdorf AG	208,068	9,781,173
Christian Dior S.A.	390,842	29,152,723
Dabur India Ltd.	3,906,881	10,251,434
Hengan International Group Co. Ltd.	1,877,000	8,764,904
Henkel KGaA, IPS	421,506	13,144,814
Kimberly-Clark de Mexico S.A. de C.V., “A”	1,595,960	6,118,054
Kose Corp.	214,300	4,515,916

2

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
Milbon Co. Ltd.	105,300	$2,377,407
Natura Cosmeticos S.A.	475,130	6,270,407
Thomas Cook Group PLC	1,188,852	4,019,373
Uni-Charm Corp.	101,500	7,765,142

		$108,068,061

Containers – 0.8%
Mayr-Melnhof Karton AG	85,690	$7,224,634
Viscofan S.A.	317,728	6,775,016

		$13,999,650

Electrical Equipment – 1.0%
Legrand S.A.	289,820	$6,316,127
LS Industrial Systems Co. Ltd.	62,411	3,721,757
OMRON Corp.	78,821	1,133,390
Prysmian S.p.A.	113,356	1,703,120
Spectris PLC	669,417	6,073,807

		$18,948,201

Electronics – 3.0%
Advantech Co. Ltd.	5,621,247	$7,946,641
ARM Holdings PLC	2,599,570	5,121,483
ASM Pacific Technology Ltd.	1,687,500	8,726,627
ASML Holding N.V.	162,984	3,523,375
ASML Holding N.V.	412,280	8,925,862
Domino Printing Sciences PLC	249	1,033
Halma PLC	1,188,055	3,889,630
Hirose Electric Co. Ltd.	68,408	7,273,119
Hoya Corp.	339,300	6,793,621
Melexis N.V.	237,947	1,485,428

		$53,686,819

Energy - Independent – 2.7%
Arch Coal, Inc.	246,050	$3,781,789
Galp Energia SGPS S.A.	434,367	6,093,517
Motor Oil (Hellas) Corinth Refineries S.A.	118,394	1,270,581
OMV AG	151,731	5,681,122
PTT Exploration & Production Public Co. Ltd.	1,412,300	5,637,593
Santos Ltd.	390,772	4,590,601
Talisman Energy, Inc.	1,496,750	21,502,551

		$48,557,754

Engineering - Construction – 1.6%
Aker Kvaerner A.S.A	836,559	$6,908,281
JGC Corp.	750,000	12,064,584
North American Energy Partners, Inc. (a)	1,534,071	9,342,492

		$28,315,357

Food & Beverages – 1.2%
Cranswick PLC	8,402	$78,653
Grupo Continental S.A.	2,141,490	3,733,876
Kerry Group PLC	807,963	18,429,911

		$22,242,440

Food & Drug Stores – 0.9%
Aeon Co. Ltd.	689,800	$6,794,692
Lawson, Inc.	207,000	9,110,707

		$15,905,399

Forest & Paper Products – 0.4%
Suzano Papel e Celulose S.A., IPS	999,400	$7,732,026

3

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 2.2%
Genting Berhad	3,469,500	$5,553,329
Ladbrokes PLC	3,763,143	11,391,666
Paddy Power PLC	204,040	4,725,781
William Hill PLC	5,580,214	18,039,816

		$39,710,592

General Merchandise – 0.5%
Lotte Shopping Co. Ltd.	43,371	$8,892,242

Health Maintenance Organizations – 0.3%
Odontoprev S.A.	407,800	$6,058,208

Insurance – 5.6%
ACE Ltd.	142,840	$6,317,813
Admiral Group PLC	610,199	8,733,925
Aflac, Inc.	81,759	2,541,887
Amlin PLC	1,525,955	7,587,990
Aspen Insurance Holdings Ltd.	481,685	10,760,843
Catlin Group Ltd.	1,488,461	7,866,821
CNP Assurances S.A.	144,392	13,785,242
Euler Hermes	43,789	2,670,950
Hiscox Ltd.	2,384,979	11,359,307
QBE Insurance Group Ltd.	648,061	10,340,345
Samsung Fire & Marine Insurance Co. Ltd.	42,889	6,311,680
Storebrand A.S.A.	3,000,000	13,063,459

		$101,340,262

Internet – 0.5%
Iliad S.A.	82,442	$7,996,301
Universo Online S.A., IPS	393,500	1,455,920

		$9,452,221

Leisure & Toys – 0.9%
Jumbo S.A.	502,515	$4,920,573
Sankyo Co. Ltd.	230,200	12,306,327

		$17,226,900

Machinery & Tools – 1.8%
Assa Abloy AB, “B”	257,389	$3,586,594
Bucyrus International, Inc.	78,520	2,242,531
GEA Group AG	330,500	5,002,696
Glory Ltd.	595,600	11,782,360
Neopost S.A.	86,129	7,733,472
Rotork PLC	166,366	2,264,912

		$32,612,565

Major Banks – 0.6%
Banco Santander Chile, ADR	203,130	$9,484,140
Oversea-Chinese Banking Corp. Ltd.	260,000	1,195,611

		$10,679,751

Medical & Health Technology & Services – 1.2%
Diagnosticos da America S.A.	236,400	$4,150,120
Fresenius Medical Care AG & Co.	142,490	6,374,559
Kobayashi Pharmaceutical Co. Ltd.	145,500	5,512,794
SSL International PLC	704,448	6,003,402

		$22,040,875

Medical Equipment – 6.5%
Cochlear Ltd.	260,480	$12,110,929
Cremer S.A.	457,200	2,869,895

4

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Essilor International S.A.	253,909	$12,103,548
Miraca Holdings, Inc.	502,800	12,317,517
QIAGEN N.V.	233,493	4,323,735
Sonova Holding AG	40,509	3,292,020
Straumann Holding AG	19,440	3,540,726
Synthes, Inc.	301,387	29,097,139
Terumo Corp.	300,000	13,206,084
Waters Corp. (a)	62,687	3,226,500
Zimmer Holdings, Inc. (a)(s)	504,064	21,473,126

		$117,561,219

Metals & Mining – 2.5%
Cameco Corp.	296,890	$7,616,556
Grupo Mexico S.A.B. de C.V.	1,663,366	1,820,219
Inmet Mining Corp.	219,543	8,053,905
National Aluminum Co. Ltd.	539,675	3,422,066
Nyrstar N.V.	542,775	4,599,049
Salzgitter AG	47,620	4,169,888
Steel Authority of India Ltd.	2,377,941	7,502,887
Usinas Siderurgicas de Minas Gerais S.A., “A”, IPS	396,600	8,412,805

		$45,606,375

Natural Gas - Pipeline – 0.9%
Enagas S.A.	848,508	$16,682,467

Network & Telecom – 0.5%
High Tech Computer Corp.	648,500	$9,118,822

Oil Services – 2.0%
Acergy S.A.	405,658	$3,987,090
Fugro N.V.	137,477	5,693,216
Petrofac Ltd.	207,119	2,283,040
Petroleum Geo-Services ASA	253,477	1,570,890
Saipem S.p.A.	572,925	13,936,641
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	117,550	4,287,530
Tenaris S.A., ADR	139,000	3,758,560

		$35,516,967

Other Banks & Diversified Financials – 5.2%
Aeon Credit Service Co. Ltd.	787,200	$10,248,703
Banco Compartamos S.A.	765,700	2,489,873
Banco Panamericano S.A., IPS	1,578,300	3,705,119
Chiba Bank Ltd.	2,560,451	16,659,495
Credicorp Ltd.	42,900	2,496,780
CSU Cardsystem S.A.	1,483,390	3,520,165
Grupo Financiero Banorte S.A. de C.V.	1,518,800	3,696,584
Housing Development Finance Corp. Ltd.	163,586	8,006,853
Itau Unibanco Banco Multiplo S.A., ADR	213,630	3,666,703
Komercni Banka A.S.	75,563	10,455,155
Redecard S.A.	394,500	6,070,005
Shizuoka Bank Ltd.	981,000	9,690,246
Siam Commercial Bank Public Co. Ltd.	713,700	1,571,104
SNS REAAL Groep N.V.	598,257	3,340,274
Unione di Banche Italiane Scpa	735,506	9,564,829

		$95,181,888

Pharmaceuticals – 3.1%
Genomma Lab Internacional S.A., “B”	10,387,500	$9,308,184
Merck KGaA	95,209	9,683,386
Novo Nordisk A/S, “B”	418,520	22,627,177

5

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Santen Pharmaceutical Co. Ltd.	490,400	$14,940,821

		$56,559,568

Precious Metals & Minerals – 0.3%
Paladin Resources Ltd.	1,393,589	$5,487,158

Printing & Publishing – 0.5%
Reed Elsevier PLC	1,165,236	$8,674,634

Real Estate – 2.3%
Ascendas Real Estate Investment Trust, REIT	5,573,466	$6,101,129
Brasil Brokers Participacoes	2,216,400	3,189,716
China Overseas Land & Investment Ltd.	2,620,000	6,066,118
City Developments Ltd.	1,747,400	10,314,628
Deutsche Wohnen AG, REIT	485,250	6,766,486
Hang Lung Properties Ltd.	924,000	3,058,122
Midland Holdings Ltd.	10,362,000	6,262,834

		$41,759,033

Special Products & Services – 0.3%
Filtrona PLC	2,588,193	$5,194,876

Specialty Chemicals – 3.1%
Akzo Nobel N.V.	217,731	$9,578,722
Croda International PLC	1,481,183	13,000,553
LG Chem Ltd.	80,760	8,806,597
Linde AG	180,040	14,757,613
Symrise AG	643,568	9,497,765

		$55,641,250

Specialty Stores – 2.1%
Abc-Mart, Inc.	162,400	$4,166,442
Bulgari S.p.A. (l)	518,751	2,772,651
Dufry South America Ltd., BDR	768,380	9,603,280
Esprit Holdings Ltd.	1,794,200	10,012,729
NEXT PLC	144,122	3,483,139
Nitori Co. Ltd.	75,000	5,325,167
Shimamura Co. Ltd.	31,100	2,469,768

		$37,833,176

Telecommunications - Wireless – 1.4%
Cellcom Israel Ltd.	289,140	$7,682,450
Mobile TeleSystems OJSC, ADR	119,150	4,400,210
Philippine Long Distance Telephone Co.	81,630	4,062,418
Rogers Communications, Inc., “B”	225,000	5,783,863
Vivo Participacoes S.A., ADR	136,000	2,575,840

		$24,504,781

Telephone Services – 2.1%
China Unicom Ltd.	7,019,252	$9,353,130
Empresa Nacional de Telecomunicaciones S.A.	298,737	4,005,569
Royal KPN N.V.	1,551,777	21,331,545
Telekom Austria AG	275,829	4,310,586

		$39,000,830

Tobacco – 1.3%
KT&G Corp.	136,099	$7,691,925
Swedish Match AB	986,349	16,013,716

		$23,705,641

Trucking – 2.0%
DSV	355,044	$4,397,544

6

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer				Shares/Par	Value ($)
Common Stocks – continued
Trucking – continued
TNT N.V.				846,966	$16,450,162
Yamato Holdings Co. Ltd.				1,226,000	16,288,654

					$37,136,360

Utilities - Electric Power – 1.4%
AES Tiete S.A., IPS				547,432	$5,699,216
Eletropaulo Metropolitana S.A., IPS				661,700	11,727,911
Equatorial Energia S.A.				701,800	5,640,903
Red Electrica de Espana				71,446	3,228,345

					$26,296,375

Total Common Stocks					$1,776,989,001

	Strike Price		First Exercise
Rights – 0.0%
Business Services – 0.0%
Kroton Educacional SA (1 right for 1 share) (a)	BRL	12.53	6/26/09	302,683	$86,503

Real Estate – 0.0%
Brasil Brokers Participacoes NPV (1 right for 1 share) (a)	BRL	15.63	6/18/09	8,851	$0

Total Rights					$86,503

Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Unione Di Banche Italiane ScpA (20 warrants for 1 new share) (a)	EUR	12.30	6/22/09	735,506	$56,749

Collateral for Securities Loaned – 0.1%
Morgan Stanley, Repurchase Agreement, 0.05%, dated 6/30/09, due 7/01/09, total to be received $1,387,540 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $1,415,294 in an individually traded account), at Value				1,387,538	$1,387,538

Money Market Funds (v) – 2.3%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value				40,951,064	$40,951,064

Total Investments					$1,819,470,855

Other Assets, Less Liabilities – (0.4)%					(6,605,637)

Net Assets – 100.0%					$1,812,865,218

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2009, the value of securities pledged amounted to $213,000. At June 30, 2009, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL    Brazilian Real

EUR    Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS International New Discovery Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$69,655,883	$221,656,986	$—	$291,312,869
United Kingdom	230,545,177	—	—	230,545,177
Germany	112,285,278	—	—	112,285,278
Brazil	109,243,047	86,503	—	109,329,550
France	103,792,690	—	—	103,792,690
Switzerland	76,842,703	—	—	76,842,703
Netherlands	75,668,119	—	—	75,668,119
Hong Kong	39,123,559	27,136,858	—	66,260,417
Australia	18,299,900	39,004,726	—	57,304,626
Other Countries	483,962,491	169,828,333	—	653,790,824
Short Term Securities	—	1,387,538	—	1,387,538
Mutual Funds	40,951,064	—	—	40,951,064

Total Investments	$1,360,369,911	$459,100,944	$—	$1,819,470,855

Country disclosure is based on the country of domicile.

For further information regarding security characteristics, see the Portfolio of Investments.

8

MFS International New Discovery Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,063,484,645

Gross unrealized appreciation	$141,708,540
Gross unrealized depreciation	(385,722,330)

Net unrealized appreciation (depreciation)	$(244,013,790)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,179,660	453,566,862	(429,795,458)	40,951,064

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$92,520	$40,951,064

Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Amadeus Fire AG	243,004	26,400	(5,627)	263,777

Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Amadeus Fire AG	$93,120	$—	$—	$3,881,715

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of June 30, 2009, are as follows:

Japan	16.1%
United Kingdom	12.7%
Brazil	6.6%
Germany	6.2%
France	5.7%
United States	4.3%
Switzerland	4.2%
Netherlands	4.2%
Hong Kong	3.7%
Other Countries	36.3%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

9

# MFS® Research Fund

6/30/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 1.7%
Goodrich Corp.	209,791	$10,483,205
Lockheed Martin Corp.	152,920	12,332,998
United Technologies Corp.	106,090	5,512,436

		$28,328,639

Apparel Manufacturers – 1.2%
Li & Fung Ltd.	1,248,000	$3,349,449
NIKE, Inc., “B”	307,520	15,923,386

		$19,272,835

Biotechnology – 1.4%
Genzyme Corp. (a)	405,980	$22,600,907

Broadcasting – 0.7%
Walt Disney Co.	538,840	$12,571,137

Brokerage & Asset Managers – 1.8%
Affiliated Managers Group, Inc. (a)	184,560	$10,739,546
Charles Schwab Corp.	352,260	6,178,640
CME Group, Inc.	18,900	5,879,979
Franklin Resources, Inc.	111,300	8,014,713

		$30,812,878

Business Services – 1.2%
MasterCard, Inc., “A”	65,230	$10,913,631
Western Union Co.	570,500	9,356,200

		$20,269,831

Cable TV – 0.9%
Comcast Corp., “Special A”	299,480	$4,222,668
DIRECTV Group, Inc. (a)	297,430	7,349,495
Time Warner Cable, Inc.	103,457	3,276,483

		$14,848,646

Chemicals – 0.5%
Celanese Corp.	346,300	$8,224,625

Computer Software – 1.9%
Adobe Systems, Inc. (a)	431,480	$12,210,884
MicroStrategy, Inc., “A” (a)	219,320	11,014,250
VeriSign, Inc. (a)	454,120	8,392,138

		$31,617,272

Computer Software - Systems – 5.6%
Apple, Inc. (a)	297,120	$42,318,802
Dell, Inc. (a)	833,400	11,442,582
Hewlett-Packard Co.	1,028,000	39,732,200

		$93,493,584

Construction – 1.5%
Pulte Homes, Inc.	2,760,576	$24,375,886

Consumer Goods & Services – 2.4%
Capella Education Co. (a)	89,600	$5,371,520
Procter & Gamble Co.	670,110	34,242,621

		$39,614,141

Containers – 1.3%
Owens-Illinois, Inc. (a)	763,970	$21,398,800

Electrical Equipment – 4.2%
Danaher Corp.	492,560	$30,410,654
Rockwell Automation, Inc.	760,090	24,414,091

1

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Tyco Electronics Ltd.	790,600	$14,697,254

		$69,521,999

Electronics – 5.2%
First Solar, Inc. (a)	59,800	$9,694,776
Flextronics International Ltd. (a)	2,694,720	11,075,299
Intel Corp.	1,902,120	31,480,086
MEMC Electronic Materials, Inc. (a)	471,410	8,395,812
Samsung Electronics Co. Ltd., GDR	78,598	18,332,984
Silicon Laboratories, Inc. (a)	224,100	8,502,354

		$87,481,311

Energy - Independent – 2.5%
Anadarko Petroleum Corp.	189,450	$8,599,136
Apache Corp.	220,360	15,898,974
Nexen, Inc.	223,040	4,845,653
Noble Energy, Inc.	118,450	6,984,997
XTO Energy, Inc.	141,930	5,413,210

		$41,741,970

Energy - Integrated – 7.2%
Chevron Corp.	622,280	$41,226,050
Exxon Mobil Corp. (s)	641,150	44,822,797
Hess Corp.	109,680	5,895,300
Marathon Oil Corp.	244,740	7,374,016
TOTAL S.A.	375,020	20,244,205

		$119,562,368

Engineering - Construction – 1.1%
Fluor Corp.	364,180	$18,678,792

Food & Beverages – 5.1%
Coca-Cola Co.	496,570	$23,830,394
General Mills, Inc.	154,760	8,669,655
Groupe Danone	175,555	8,664,055
J.M. Smucker Co.	206,412	10,044,008
Nestle S.A.	211,435	7,962,745
PepsiCo, Inc. (s)	458,400	25,193,664

		$84,364,521

Food & Drug Stores – 1.4%
Kroger Co.	342,620	$7,554,771
Walgreen Co.	534,650	15,718,710

		$23,273,481

Gaming & Lodging – 0.9%
International Game Technology	330,700	$5,258,130
Starwood Hotels & Resorts Worldwide, Inc.	420,730	9,340,206

		$14,598,336

General Merchandise – 2.6%
Target Corp.	525,380	$20,736,749
Wal-Mart Stores, Inc.	469,210	22,728,532

		$43,465,281

Health Maintenance Organizations – 0.9%
WellPoint, Inc. (a)	285,980	$14,553,522

Insurance – 2.1%
ACE Ltd.	111,680	$4,939,606
Chubb Corp.	147,670	5,889,080
MetLife, Inc.	334,960	10,052,150

2

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Prudential Financial, Inc.	133,920	$4,984,502
Travelers Cos., Inc.	240,510	9,870,530

		$35,735,868

Internet – 1.9%
Google, Inc., “A” (a)	75,790	$31,952,306

Major Banks – 9.0%
Bank of America Corp.	2,605,610	$34,394,052
Bank of New York Mellon Corp.	752,086	22,043,641
Goldman Sachs Group, Inc.	186,200	27,453,328
JPMorgan Chase & Co. (s)	1,150,330	39,237,756
PNC Financial Services Group, Inc.	145,950	5,664,320
State Street Corp.	449,670	21,224,424

		$150,017,521

Medical & Health Technology & Services – 2.3%
DaVita, Inc. (a)	108,600	$5,371,356
Express Scripts, Inc. (a)	182,600	12,553,750
Patterson Cos., Inc. (a)	470,800	10,216,360
VCA Antech, Inc. (a)	409,990	10,946,733

		$39,088,199

Medical Equipment – 3.9%
DENTSPLY International, Inc.	316,210	$9,650,729
Medtronic, Inc.	614,330	21,433,974
Thermo Fisher Scientific, Inc. (a)	214,500	8,745,165
Waters Corp. (a)	301,420	15,514,087
Zimmer Holdings, Inc. (a)	240,710	10,254,246

		$65,598,201

Metals & Mining – 0.5%
Cliffs Natural Resources, Inc.	354,812	$8,682,250

Natural Gas - Distribution – 1.3%
EQT Corp.	228,600	$7,980,426
Questar Corp.	176,850	5,492,961
Sempra Energy	160,460	7,963,630

		$21,437,017

Network & Telecom – 1.9%
Cisco Systems, Inc. (a)	1,688,970	$31,482,401

Oil Services – 1.7%
Halliburton Co.	258,000	$5,340,600
Noble Corp.	222,680	6,736,070
Smith International, Inc.	157,700	4,060,775
Transocean, Inc. (a)	162,100	12,042,409

		$28,179,854

Other Banks & Diversified Financials – 0.2%
SVB Financial Group (a)	144,100	$3,922,402

Pharmaceuticals – 5.9%
Abbott Laboratories	563,450	$26,504,688
Johnson & Johnson	528,170	30,000,056
Merck & Co., Inc.	302,000	8,443,920
Schering-Plough Corp.	658,530	16,542,274
Teva Pharmaceutical Industries Ltd., ADR	178,000	8,782,520
Wyeth	173,190	7,861,094

		$98,134,552

3

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 0.8%
Goldcorp, Inc.	113,570	$3,946,558
Teck Cominco Ltd., “B”	561,400	8,953,248

		$12,899,806

Specialty Chemicals – 0.4%
Air Products & Chemicals, Inc.	112,470	$7,264,437

Specialty Stores – 3.6%
Abercrombie & Fitch Co., “A”	373,870	$9,492,559
Home Depot, Inc.	487,930	11,529,786
Nordstrom, Inc.	423,930	8,431,968
Staples, Inc.	795,450	16,044,227
Tiffany & Co.	335,020	8,496,107
TJX Cos., Inc.	174,100	5,477,186

		$59,471,833

Telecommunications - Wireless – 0.8%
Cellcom Israel Ltd.	158,480	$4,210,814
MetroPCS Communications, Inc. (a)	356,900	4,750,339
Rogers Communications, Inc., “B”	181,820	4,681,865

		$13,643,018

Telephone Services – 2.5%
AT&T, Inc.	1,432,840	$35,591,746
CenturyTel, Inc.	191,100	5,866,770

		$41,458,516

Tobacco – 2.1%
Lorillard, Inc.	117,190	$7,941,966
Philip Morris International, Inc.	627,490	27,371,114

		$35,313,080

Trucking – 1.9%
Expeditors International of Washington, Inc.	639,580	$21,323,597
FedEx Corp.	195,390	10,867,592

		$32,191,189

Utilities - Electric Power – 3.4%
Allegheny Energy, Inc.	139,270	$3,572,276
American Electric Power Co., Inc.	273,170	7,891,881
CMS Energy Corp.	715,230	8,639,978
FirstEnergy Corp.	19,700	763,375
NRG Energy, Inc. (a)	284,090	7,374,976
PG&E Corp.	91,650	3,523,026
PPL Corp.	279,020	9,196,499
Progress Energy, Inc.	182,640	6,909,271
Public Service Enterprise Group, Inc.	258,420	8,432,245

		$56,303,527

Total Common Stocks		$1,657,446,739

Money Market Funds (v) – 0.5%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	8,087,977	$8,087,977

Total Investments		$1,665,534,716

Securities Sold Short – (0.2)%
General Merchandise
BJ’s Wholesale Club, Inc. (a)	(122,000)	$(3,932,060)

Other Assets, Less Liabilities – 0.3%		5,583,205

Net Assets – 100.0%		$1,667,185,861

4

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2009, the value of securities pledged amounted to $8,092,940.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Research Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,657,446,739	$—	$—	$1,657,446,739
Mutual Funds	8,087,977	—	—	8,087,977

Total Investments	$1,665,534,716	$—	$—	$1,665,534,716

	Level 1	Level 2	Level 3	Total
Short Sales	$(3,932,060)	$—	$—	$(3,932,060)

For further information regarding security characteristics, see the Portfolio of Investments.

6

MFS Research Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,871,906,155

Gross unrealized appreciation	$71,006,338
Gross unrealized depreciation	(277,377,777)

Net unrealized appreciation (depreciation)	$(206,371,439)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,583,706	440,786,149	(452,281,878)	8,087,977

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$82,018	$8,087,977

7

# MFS® Total Return Fund

6/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 58.3%
Aerospace – 4.0%
Goodrich Corp.	76,830	$3,839,195
Lockheed Martin Corp.	1,584,500	127,789,925
Northrop Grumman Corp.	1,208,400	55,199,712
United Technologies Corp.	1,218,870	63,332,485

		$250,161,317

Alcoholic Beverages – 0.9%
Diageo PLC	2,658,403	$38,115,950
Heineken N.V.	248,670	9,223,507
Molson Coors Brewing Co.	171,050	7,240,547

		$54,580,004

Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	857,770	$44,415,331

Automotive – 0.3%
Johnson Controls, Inc.	827,380	$17,970,694

Biotechnology – 0.2%
Genzyme Corp. (a)	254,670	$14,177,479

Broadcasting – 1.4%
Omnicom Group, Inc.	1,294,243	$40,872,726
Walt Disney Co.	1,647,220	38,429,643
WPP Group PLC	1,393,435	9,244,423

		$88,546,792

Brokerage & Asset Managers – 0.5%
Charles Schwab Corp.	474,930	$8,330,272
Deutsche Boerse AG	68,400	5,304,389
Franklin Resources, Inc.	117,000	8,425,170
Invesco Ltd.	555,970	9,907,385

		$31,967,216

Business Services –1.3%
Accenture Ltd., “A”	1,147,030	$38,379,624
Automatic Data Processing, Inc.	140,110	4,965,498
Dun & Bradstreet Corp.	92,960	7,549,282
Visa, Inc., “A”	130,490	8,124,307
Western Union Co.	1,164,470	19,097,308

		$78,116,019

Chemicals – 1.4%
3M Co.	678,850	$40,798,885
PPG Industries, Inc.	1,116,600	49,018,740

		$89,817,625

Computer Software – 0.8%
Oracle Corp.	2,291,970	$49,093,997

Computer Software - Systems – 1.4%
Hewlett-Packard Co.	1,033,560	$39,947,094
International Business Machines Corp.	475,040	49,603,677

		$89,550,771

Construction – 0.3%
Pulte Homes, Inc.	799,950	$7,063,559
Sherwin-Williams Co.	264,700	14,227,625

		$21,291,184

Consumer Goods & Services – 1.3%
Apollo Group, Inc., “A” (a)	188,760	$13,424,611
Clorox Co.	212,800	11,880,624

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
Procter & Gamble Co.	1,122,568	$57,363,225

		$82,668,460

Electrical Equipment – 1.0%
Danaher Corp.	388,520	$23,987,225
Rockwell Automation, Inc.	167,600	5,383,312
Tyco Electronics Ltd.	590,280	10,973,305
W.W. Grainger, Inc.	285,230	23,354,632

		$63,698,474

Electronics – 1.0%
Agilent Technologies, Inc. (a)	569,560	$11,567,764
First Solar, Inc. (a)	22,200	3,599,064
Intel Corp.	2,873,000	47,548,150

		$62,714,978

Energy - Independent – 2.4%
Anadarko Petroleum Corp.	482,750	$21,912,023
Apache Corp.	846,840	61,099,506
Devon Energy Corp.	435,285	23,723,033
EOG Resources, Inc.	235,290	15,980,897
Noble Energy, Inc.	175,160	10,329,185
Occidental Petroleum Corp.	251,100	16,524,891

		$149,569,535

Energy - Integrated – 5.1%
Chevron Corp.	877,405	$58,128,081
ConocoPhillips	197,200	8,294,232
Exxon Mobil Corp.	1,693,928	118,422,506
Hess Corp.	516,390	27,755,963
Marathon Oil Corp.	605,960	18,257,575
TOTAL S.A., ADR	1,605,970	87,091,753

		$317,950,110

Food & Beverages – 2.8%
General Mills, Inc.	251,900	$14,111,438
Groupe Danone	172,475	8,512,032
J.M. Smucker Co.	315,283	15,341,671
Kellogg Co.	542,200	25,250,254
Nestle S.A.	1,603,807	60,400,150
PepsiCo, Inc.	943,500	51,854,760

		$175,470,305

Food & Drug Stores – 1.7%
CVS Caremark Corp.	1,785,399	$56,900,666
Kroger Co.	1,397,290	30,810,245
Walgreen Co.	692,290	20,353,326

		$108,064,237

Gaming & Lodging – 0.0%
Royal Caribbean Cruises Ltd.	34,400	$465,776

General Merchandise – 0.7%
Macy’s, Inc.	1,394,160	$16,395,322
Target Corp.	419,950	16,575,427
Wal-Mart Stores, Inc.	200,950	9,734,018

		$42,704,767

Health Maintenance Organizations – 0.5%
UnitedHealth Group, Inc.	351,050	$8,769,229

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – continued
WellPoint, Inc. (a)	403,810	$20,549,891

		$29,319,120

Insurance – 3.4%
Allstate Corp.	1,979,220	$48,292,968
Aon Corp.	333,140	12,616,012
Chubb Corp.	281,400	11,222,232
MetLife, Inc.	2,844,990	85,378,150
Prudential Financial, Inc.	476,120	17,721,186
Travelers Cos., Inc.	875,820	35,943,653

		$211,174,201

Internet – 0.1%
Google, Inc., “A” (a)	17,810	$7,508,518

Leisure & Toys – 0.2%
Hasbro, Inc.	493,620	$11,965,349

Machinery & Tools – 0.5%
Deere & Co.	227,740	$9,098,213
Eaton Corp.	489,490	21,836,149

		$30,934,362

Major Banks – 7.4%
Bank of America Corp.	1,231,140	$16,251,048
Bank of New York Mellon Corp.	3,062,778	89,770,023
Goldman Sachs Group, Inc.	613,550	90,461,812
JPMorgan Chase & Co.	3,385,861	115,491,719
PNC Financial Services Group, Inc.	723,939	28,096,073
Regions Financial Corp.	1,335,460	5,395,258
State Street Corp.	1,336,870	63,100,264
Wells Fargo & Co.	2,266,050	54,974,373

		$463,540,570

Medical Equipment – 1.3%
Becton, Dickinson & Co.	53,500	$3,815,085
DENTSPLY International, Inc.	253,640	7,741,093
Medtronic, Inc.	1,281,280	44,703,859
Thermo Fisher Scientific, Inc. (a)	177,750	7,246,868
Waters Corp. (a)	354,350	18,238,395

		$81,745,300

Metals & Mining – 0.1%
Alcoa, Inc.	330,060	$3,409,520
Nucor Corp.	16,200	719,766

		$4,129,286

Natural Gas - Distribution – 0.3%
Sempra Energy	354,360	$17,586,887

Natural Gas - Pipeline – 0.1%
Williams Cos., Inc.	568,620	$8,876,158

Network & Telecom – 0.3%
Cisco Systems, Inc. (a)	462,250	$8,616,340
Nokia Corp., ADR	866,990	12,640,714

		$21,257,054

Oil Services – 0.4%
Halliburton Co.	291,160	$6,027,012
National Oilwell Varco, Inc. (a)	395,090	12,903,639
Noble Corp.	206,270	6,239,668

		$25,170,319

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 4.8%
Abbott Laboratories	883,280	$41,549,491
GlaxoSmithKline PLC	501,100	8,808,818
Johnson & Johnson	1,175,820	66,786,576
Merck & Co., Inc.	2,298,630	64,269,695
Merck KGaA	120,360	12,241,409
Pfizer, Inc.	1,688,460	25,326,900
Roche Holding AG	49,230	6,692,072
Wyeth	1,657,598	75,238,373

		$300,913,334

Railroad & Shipping – 0.0%
Burlington Northern Santa Fe Corp.	39,230	$2,884,974

Real Estate – 0.0%
Apartment Investment & Management, “A”, REIT	687	$6,080

Specialty Chemicals – 0.5%
Air Products & Chemicals, Inc.	516,300	$33,347,817

Specialty Stores – 0.5%
Home Depot, Inc.	318,920	$7,536,080
Staples, Inc.	1,015,630	20,485,257

		$28,021,337

Telecommunications - Wireless – 0.7%
Vodafone Group PLC	22,407,133	$43,204,860
Vodafone Group PLC, ADR	108,900	2,122,461

		$45,327,321

Telephone Services – 2.1%
AT&T, Inc.	4,537,128	$112,702,260
Embarq Corp.	269,458	11,333,403
Royal KPN N.V.	724,900	9,964,857

		$134,000,520

Tobacco – 2.2%
Altria Group, Inc.	413,300	$6,773,987
Lorillard, Inc.	266,700	18,074,259
Philip Morris International, Inc.	2,541,700	110,868,954

		$135,717,200

Trucking – 0.2%
United Parcel Service, Inc., “B”	240,710	$12,033,093

Utilities - Electric Power – 3.5%
Allegheny Energy, Inc.	278,850	$7,152,503
American Electric Power Co., Inc.	405,020	11,701,028
CMS Energy Corp.	365,080	4,410,166
Dominion Resources, Inc.	736,638	24,618,442
Entergy Corp.	166,670	12,920,258
FPL Group, Inc.	749,340	42,607,472
Northeast Utilities	144,130	3,215,540
NRG Energy, Inc. (a)	723,240	18,775,310
PG&E Corp.	484,560	18,626,486
PPL Corp.	830,030	27,357,789
Progress Energy, Inc.	266,180	10,069,589
Public Service Enterprise Group, Inc.	1,056,120	34,461,196

		$215,915,779

Total Common Stocks		$3,654,369,650

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – 40.0%
Agency - Other – 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$3,931,988

Asset Backed & Securitized – 2.7%
Banc of America Commercial Mortgage, Inc., 5.744%, 2051	$13,600,000	$10,970,738
Banc of America Commercial Mortgage, Inc., “A4”, 5.634%, 2046	1,921,000	1,515,836
Banc of America Commercial Mortgage, Inc., FRN, “A4”, 5.414%, 2047	10,265,000	8,184,787
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.108%, 2040 (z)	10,340,000	3,812,358
BlackRock Capital Finance LP, 7.75%, 2026 (n)	1,075,013	137,064
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	2,400,000	696,000
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	6,820,000	5,032,254
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	27,478	26,053
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	747,742	730,790
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	6,450,000	2,789,646
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	8,321,579	4,074,596
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	9,759,829	6,701,674
CWCapital LLC, 5.223%, 2048	14,588,000	10,495,872
GE Commercial Mortgage Corp., FRN, 5.336%, 2044	7,580,000	3,884,475
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	7,534,000	2,485,056
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	4,846,093	4,731,235
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	3,468,895	3,204,965
GS Mortgage Securities Corp., 5.56%, 2039	3,430,011	2,797,540
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	562,545
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	3,985,000	3,221,590
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	4,090,347	3,010,861
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	1,200,000	729,637
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.401%, 2041	2,279,327	2,015,096
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	6,980,000	5,567,420
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	7,270,000	6,170,530
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.007%, 2049	16,230,000	12,393,796
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	5,520,000	1,042,937
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.65%, 2039	6,500,000	3,365,556
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	9,759,829	6,979,203
Morgan Stanley Capital I, Inc., FRN, 1.035%, 2030 (i)(n)	51,879,937	1,086,615
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	5,243,000	3,674,385
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	8,242,000	2,472,828
Spirit Master Funding LLC, 5.05%, 2023 (z)	8,732,486	6,301,260
Structured Asset Securities Corp., FRN, 4.67%, 2035	6,541,272	5,428,810
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	7,432,000	4,618,013
Wachovia Bank Commercial Mortgage Trust, 6.1%, 2051	17,935,000	13,203,736
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	9,769,315	8,587,956
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	9,160,000	4,821,162
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	4,405,058	2,268,605

		$169,793,480

Broadcasting – 0.1%
Hearst-Argyle Television, Inc., 7.5%, 2027	$3,800,000	$2,864,607
News America, Inc., 8.5%, 2025	5,903,000	5,993,499

		$8,858,106

Building – 0.1%
CRH America, Inc., 6.95%, 2012	$8,021,000	$8,059,838

Cable TV – 0.2%
Cox Communications, Inc., 4.625%, 2013	$6,711,000	$6,602,758
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	8,025,567

		$14,628,325

Conglomerates – 0.1%
Kennametal, Inc., 7.2%, 2012	$8,542,000	$8,443,656

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Goods & Services – 0.3%
Fortune Brands, Inc., 5.125%, 2011	$9,636,000	$9,672,212
Western Union Co., 5.4%, 2011	10,085,000	10,540,257

		$20,212,469

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$8,973,000	$8,918,157
Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$7,980,000	$7,245,249
Emerging Market Quasi-Sovereign – 0.4%
Mubadala Development Co., 7.625%, 2019 (n)	$7,394,000	$7,467,940
Petroleos Mexicanos, 8%, 2019 (n)	4,145,000	4,497,325
Qtel International Finance Ltd., 6.5%, 2014 (z)	1,395,000	1,417,886
Qtel International Finance Ltd., 7.875%, 2019 (z)	2,963,000	3,014,488
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	6,340,000	6,216,941

		$22,614,580

Energy - Independent – 0.3%
Anadarko Petroleum Corp., 6.45%, 2036	$7,610,000	$6,840,751
Nexen, Inc., 5.875%, 2035	2,117,000	1,813,932
Ocean Energy, Inc., 7.25%, 2011	8,780,000	9,607,418

		$18,262,101

Energy - Integrated – 0.4%
ConocoPhillips, 6%, 2020	$4,950,000	$5,299,990
Hess Corp., 8.125%, 2019	1,740,000	1,980,910
Husky Energy, Inc., 5.9%, 2014	4,370,000	4,571,676
Husky Energy, Inc., 7.25%, 2019	4,453,000	4,865,223
Petro-Canada, 6.05%, 2018	9,475,000	9,428,648

		$26,146,447

Financial Institutions – 0.3%
General Electric Capital Corp., 5.45%, 2013	$2,383,000	$2,445,702
HSBC Finance Corp., 5.25%, 2011	8,925,000	8,985,262
ORIX Corp., 5.48%, 2011	9,030,000	8,320,359

		$19,751,323

Food & Beverages – 0.5%
Anheuser-Busch Co., Inc., 8%, 2039 (z)	$7,380,000	$8,044,805
Diageo Finance B.V., 5.5%, 2013	6,334,000	6,659,200
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	2,540,000	2,629,515
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	3,082,000	3,259,264
General Mills, Inc., 5.65%, 2019	1,360,000	1,421,423
Miller Brewing Co., 5.5%, 2013 (n)	7,006,000	6,927,154

		$28,941,361

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$6,630,000	$6,867,984

Gaming & Lodging – 0.1%
Wyndham Worldwide Corp., 6%, 2016	$6,562,000	$5,132,121

Insurance – 0.2%
American International Group, Inc., 8.25%, 2018 (z)	$3,490,000	$2,053,889
ING Groep N.V., 5.775% to 2015, FRN to 2049	8,503,000	4,974,255
Metropolitan Life Global Funding, 5.125%, 2013 (n)	3,340,000	3,397,037
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,320,000	1,309,728

		$11,734,909

Insurance - Property & Casualty – 0.4%
Allstate Corp., 5.55%, 2035	$7,742,000	$6,566,161
Chubb Corp., 6.375% to 2017, FRN to 2067	6,830,000	5,464,000

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	$2,640,000	$1,908,456
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	11,610,000	8,359,200

		$22,297,817

International Market Quasi-Sovereign – 0.5%
ING Bank N.V., 3.9%, 2014 (n)	$6,920,000	$7,044,802
KFW International Finance, Inc., 4.875%, 2019	5,950,000	6,165,366
Royal Bank of Scotland Group PLC, 2.625%, 2012 (z)	13,020,000	13,113,549
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	4,053,000	4,063,108

		$30,386,825

Local Authorities – 0.9%
California, (Build America Bonds), 7.5%, 2034	$2,160,000	$1,975,039
California, (Build America Bonds), 7.55%, 2039	5,860,000	5,334,885
Hydro-Quebec, 6.3%, 2011	16,520,000	17,904,855
Metropolitan Transportation Authority, NY, (Build America Bonds), 7.336%, 2039	5,865,000	6,912,548
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	5,815,000	6,769,009
Province of Ontario, 5%, 2011	13,130,000	14,059,026

		$52,955,362

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$5,741,385

Major Banks – 1.8%
Bank of America Corp., 7.375%, 2014	$2,825,000	$2,918,270
Bank of America Corp., 5.49%, 2019	4,135,000	3,359,410
Bank of America Corp., 7.625%, 2019	3,980,000	3,997,755
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	2,336,000
Credit Suisse New York, 5.5%, 2014	8,200,000	8,519,308
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	4,943,000	4,764,088
Goldman Sachs Group, Inc., 6%, 2014	4,650,000	4,853,019
Goldman Sachs Group, Inc., 5.625%, 2017	6,364,000	6,048,428
Goldman Sachs Group, Inc., 7.5%, 2019	6,698,000	7,172,031
JPMorgan Chase & Co., 6.3%, 2019	6,750,000	6,789,312
Merrill Lynch & Co., Inc., 6.15%, 2013	6,790,000	6,799,594
Merrill Lynch & Co., Inc., 6.11%, 2037	5,900,000	4,556,895
Morgan Stanley, 5.75%, 2016	6,120,000	5,867,226
Morgan Stanley, 6.625%, 2018	6,920,000	6,898,590
Morgan Stanley, 7.3%, 2019	1,980,000	2,053,161
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	3,495,000	3,059,558
Natixis S.A., 10% to 2018, FRN to 2049 (n)	9,804,000	5,881,224
PNC Funding Corp., 5.625%, 2017	6,510,000	6,033,305
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	11,444,000	7,369,867
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	8,740,000	7,828,226
Wachovia Corp., 5.25%, 2014	4,613,000	4,514,153

		$111,619,420

Medical & Health Technology & Services – 0.2%
Cardinal Health, Inc., 5.8%, 2016	$4,803,000	$4,649,049
HCA, Inc., 8.75%, 2010	742,000	743,855
Hospira, Inc., 5.55%, 2012	3,080,000	3,208,787
Hospira, Inc., 6.05%, 2017	5,813,000	5,676,953

		$14,278,644

Metals & Mining – 0.1%
ArcelorMittal, 6.125%, 2018	$9,913,000	$8,673,875

Mortgage Backed – 15.3%
Fannie Mae, 6.33%, 2011	$1,420,623	$1,504,143
Fannie Mae, 4.01%, 2013	992,377	1,013,680

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 4.021%, 2013	$3,130,806	$3,210,648
Fannie Mae, 4.767%, 2013	555,491	581,844
Fannie Mae, 4.582%, 2014	5,683,991	5,906,545
Fannie Mae, 4.63%, 2014	2,472,622	2,571,449
Fannie Mae, 4.777%, 2014	193,022	201,705
Fannie Mae, 4.839%, 2014	4,421,672	4,643,844
Fannie Mae, 4.88%, 2014 - 2020	1,618,189	1,682,198
Fannie Mae, 4.56%, 2015	354,326	366,981
Fannie Mae, 4.78%, 2015	2,369,073	2,466,684
Fannie Mae, 4.856%, 2015	660,652	685,311
Fannie Mae, 4.921%, 2015	4,727,160	4,958,473
Fannie Mae, 5.19%, 2015	1,374,370	1,458,182
Fannie Mae, 5.09%, 2016	2,000,000	2,100,613
Fannie Mae, 5.05%, 2017	2,501,000	2,620,519
Fannie Mae, 5.5%, 2017 - 2035	210,032,091	218,320,120
Fannie Mae, 6%, 2017 - 2037	116,369,743	122,591,225
Fannie Mae, 4.5%, 2018 - 2035	38,711,537	39,642,133
Fannie Mae, 5%, 2018 - 2035	69,864,912	71,876,100
Fannie Mae, 7.5%, 2030 - 2032	1,241,835	1,353,469
Fannie Mae, 6.5%, 2031 - 2037	42,799,494	45,898,872
Fannie Mae, TBA, 5%, 2039	19,120,000	19,466,550
Freddie Mac, 6%, 2016 - 2037	74,061,390	77,844,085
Freddie Mac, 5%, 2017 - 2035	92,637,915	95,206,078
Freddie Mac, 4.5%, 2019 - 2039	43,397,840	43,612,642
Freddie Mac, 5.085%, 2019	6,789,000	7,048,737
Freddie Mac, 5.5%, 2019 - 2035	64,667,648	67,196,816
Freddie Mac, 6.5%, 2034 - 2037	19,965,501	21,295,837
Ginnie Mae, 6%, 1900 - 2035	24,106,059	25,186,384
Ginnie Mae, 5.5%, 2032 - 2035	27,737,920	28,820,819
Ginnie Mae, 4.5%, 2033 - 2034	6,636,575	6,663,939
Ginnie Mae, 5%, 2033 - 2034	7,044,264	7,211,538
Ginnie Mae, TBA, 5%, 2039	19,120,000	19,490,450

		$954,698,613

Municipals – 0.1%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$3,195,000	$3,336,890
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	4,210,000	4,715,116

		$8,052,006

Natural Gas - Pipeline – 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$6,965,000	$7,429,343
Enterprise Products Operating LLC, 6.5%, 2019	5,184,000	5,268,515
Kinder Morgan Energy Partners LP, 6.75%, 2011	8,013,000	8,398,257
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	2,664,666
Spectra Energy Capital LLC, 8%, 2019	5,327,000	5,622,957

		$29,383,738

Network & Telecom – 0.4%
AT&T, Inc., 6.55%, 2039	$7,210,000	$7,197,181
Telecom Italia Capital, 5.25%, 2013	4,186,000	4,104,741
Telefonica Europe B.V., 7.75%, 2010	3,298,000	3,478,981
Verizon New York, Inc., 6.875%, 2012	11,404,000	12,086,267

		$26,867,170

Oils – 0.2%
Valero Energy Corp., 6.875%, 2012	$12,750,000	$13,558,503

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.9%
American Express Co., 5.5%, 2016	$11,996,000	$10,902,229
Capital One Financial Corp., 6.15%, 2016	8,680,000	7,682,060
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	3,333,000	2,066,460
Svenska Handelsbanken AB, 4.875%, 2014 (n)	5,000,000	4,949,620
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	12,360,000	7,292,400
UFJ Finance Aruba AEC, 6.75%, 2013	9,069,000	9,390,433
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	15,472,000	14,235,122

		$56,518,324

Pharmaceuticals – 0.5%
Allergan, Inc., 5.75%, 2016	$9,860,000	$9,720,639
GlaxoSmithKline Capital, Inc., 4.85%, 2013	3,090,000	3,232,273
Pfizer, Inc., 6.2%, 2019	4,872,000	5,328,136
Pfizer, Inc., 7.2%, 2039	3,040,000	3,609,729
Roche Holdings, Inc., 6%, 2019 (n)	8,380,000	8,935,435

		$30,826,212

Pollution Control – 0.1%
Waste Management, Inc., 7.375%, 2010	$7,332,000	$7,640,391

Railroad & Shipping – 0.1%
CSX Corp., 6.75%, 2011	$618,000	$648,750
CSX Corp., 7.9%, 2017	6,220,000	6,877,802

		$7,526,552

Real Estate – 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$1,804,674
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	9,121,692
Kimco Realty Corp., REIT, 6%, 2012	1,750,000	1,657,528
ProLogis, REIT, 5.75%, 2016	11,170,000	8,804,216
Vornado Realty Trust, REIT, 4.75%, 2010	5,141,000	5,048,020

		$26,436,130

Retailers – 0.3%
Home Depot, Inc., 5.875%, 2036	$2,896,000	$2,555,037
Limited Brands, Inc., 5.25%, 2014	6,288,000	5,345,768
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	11,772,667

		$19,673,472

Supranational – 0.1%
Asian Development Bank, 2.75%, 2014	$5,390,000	$5,291,279

Telecommunications - Wireless – 0.2%
Cingular Wireless LLC, 6.5%, 2011	$3,924,000	$4,233,298
Rogers Communications, Inc., 6.8%, 2018	8,529,000	9,143,310

		$13,376,608

Tobacco – 0.2%
Altria Group, Inc., 9.7%, 2018	$3,961,000	$4,541,073
Philip Morris International, Inc., 4.875%, 2013	4,662,000	4,892,242

		$9,433,315

U.S. Government Agencies and Equivalents – 0.6%
Aid-Egypt, 4.45%, 2015	$9,559,000	$9,960,096
Small Business Administration, 8.8%, 2011	11,039	11,382
Small Business Administration, 4.35%, 2023	1,556,384	1,598,171
Small Business Administration, 4.77%, 2024	3,843,683	3,979,797
Small Business Administration, 5.18%, 2024	6,127,698	6,399,630
Small Business Administration, 5.52%, 2024	4,010,882	4,215,328
Small Business Administration, 4.99%, 2024	5,670,917	5,891,863

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.95%, 2025	$4,695,468	$4,895,389

		$36,951,656

U.S. Treasury Obligations – 8.6%
U.S. Treasury Bonds, 2.375%, 2010	$4,813,000	$4,912,831
U.S. Treasury Bonds, 2%, 2013	11,523,000	11,353,750
U.S. Treasury Bonds, 4.75%, 2017	2,870,000	3,146,238
U.S. Treasury Bonds, 8.5%, 2020	2,148,000	3,020,625
U.S. Treasury Bonds, 6%, 2026	6,445,000	7,773,276
U.S. Treasury Bonds, 6.75%, 2026	11,593,000	15,087,200
U.S. Treasury Bonds, 5.25%, 2029	18,831,000	21,179,000
U.S. Treasury Bonds, 5.375%, 2031	24,797,000	28,462,294
U.S. Treasury Bonds, 4.5%, 2036	5,928,000	6,106,765
U.S. Treasury Bonds, 5%, 2037	22,350,000	24,871,348
U.S. Treasury Notes, 4.875%, 2009	30,443,000	30,617,804
U.S. Treasury Notes, 6.5%, 2010	4,316,000	4,479,028
U.S. Treasury Notes, 1.5%, 2010	65,192,000	65,915,240
U.S. Treasury Notes, 0.875%, 2011	44,324,000	44,292,973
U.S. Treasury Notes, 5.125%, 2011	64,804,000	69,902,260
U.S. Treasury Notes, 4.125%, 2012	40,921,000	43,951,691
U.S. Treasury Notes, 3.875%, 2013	9,952,000	10,608,991
U.S. Treasury Notes, 3.5%, 2013	25,000,000	26,339,850
U.S. Treasury Notes, 3.125%, 2013	65,703,000	67,971,790
U.S. Treasury Notes, 1.5%, 2013	16,019,000	15,429,549
U.S. Treasury Notes, 4.75%, 2014	2,962,000	3,265,605
U.S. Treasury Notes, 4.25%, 2015	856,000	917,592
U.S. Treasury Notes, 2.625%, 2016	4,568,000	4,432,746
U.S. Treasury Notes, 3.75%, 2018	23,607,000	24,014,693

		$538,053,139

Utilities - Electric Power – 1.4%
Bruce Mansfield Unit, 6.85%, 2034	$13,755,771	$12,112,556
Enel Finance International S.A., 6.25%, 2017 (n)	8,525,000	8,900,731
Exelon Generation Co. LLC, 6.95%, 2011	15,019,000	15,904,400
Exelon Generation Co. LLC, 6.2%, 2017	720,000	716,664
MidAmerican Energy Holdings Co., 5.875%, 2012	2,667,000	2,840,368
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	13,984,249
Oncor Electric Delivery Co., 7%, 2022	8,725,000	9,214,228
PSEG Power LLC, 6.95%, 2012	6,285,000	6,766,261
PSEG Power LLC, 5.5%, 2015	5,036,000	5,003,311
System Energy Resources, Inc., 5.129%, 2014 (z)	3,241,870	2,983,655
Waterford 3 Funding Corp., 8.09%, 2017	6,194,467	5,952,015

		$84,378,438

Total Bonds		$2,504,160,968

Money Market Funds (v) – 2.1%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	129,428,017	$129,428,017

Total Investments		$6,287,958,635

Other Assets, Less Liabilities – (0.4)%		(24,857,746)

Net Assets – 100.0%		$6,263,100,889

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $134,341,685, representing 2.14% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American International Group, Inc., 8.25%, 2018	8/13/08	$3,490,000	$2,053,889
Anheuser-Busch Co., Inc., 8%, 2039	5/11/09	7,320,062	8,044,805
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.108%, 2040	3/01/06	10,340,000	3,812,358
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	2,315,674	696,000
Qtel International Finance Ltd., 6.5%, 2014	6/02/09	1,384,860	1,417,886
Qtel International Finance Ltd., 7.875%, 2019	6/02/09 - 6/03/09	3,000,864	3,014,488
Royal Bank of Scotland Group PLC, 2.625%, 2012	5/05/09	13,018,879	13,113,549
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	8,636,072	6,301,260
System Energy Resources, Inc., 5.129%, 2014	4/16/04	3,241,870	2,983,655

Total Restricted Securities			$41,437,890
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Total Return Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

MFS Total Return Fund

Supplemental Information (Unaudited) 6/30/09 - continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Domestic Equity	$3,340,802,256	$—	$—	$3,340,802,256
Foreign Equity	313,567,394	—	—	313,567,394
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	578,936,783	—	578,936,783
Non-U.S. Sovereign Debt	—	58,292,685	—	58,292,685
Municipal Bonds	—	8,052,006	—	8,052,006
Corporate Bonds	—	556,634,334	—	556,634,334
Residential Mortgage-Backed Securities	—	971,712,454	—	971,712,454
Commercial Mortgage-Backed Securities	—	147,540,490	—	147,540,490
Asset-Backed Securities (including CDOs)	—	5,239,148	—	5,239,148
Foreign Bonds	—	177,753,068	—	177,753,068
Mutual Funds	129,428,017	—	—	129,428,017

Total Investments	$3,783,797,667	$2,504,160,968	$—	$6,287,958,635

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$6,516,216,911

Gross unrealized appreciation	$201,176,748
Gross unrealized depreciation	(429,435,024)

Net unrealized appreciation (depreciation)	$(228,258,276)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,586,063	1,538,399,373	(1,428,557,419)	129,428,017

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$241,868	$129,428,017

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: August 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: August 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 18, 2009

*	Print name and title of each signing officer under his or her signature.